Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	23
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$360,947,252.52	0.9302764	$338,185,424.03	0.8716119	$22,761,828.49
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$494,017,252.52	0.4225729	$471,255,424.03	0.4031028	$22,761,828.49

Weighted Avg. Coupon (WAC)	3.06%		3.05%
Weighted Avg. Remaining Maturity (WARM)	38.41		37.51
Pool Receivables Balance	$549,327,008.28		$525,813,714.00
Remaining Number of Receivables	44,232		43,442

Adjusted Pool Balance	$534,785,497.99		$512,023,669.50

III. COLLECTIONS

Principal:
Principal Collections	$22,402,632.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$657,531.65
Total Principal Collections	$23,060,164.35

Interest:
Interest Collections	$1,365,198.83
Late Fees & Other Charges	$49,307.08
Interest on Repurchase Principal	$-
Total Interest Collections	$1,414,505.91

Collection Account Interest	$6,843.79
Reserve Account Interest	$917.29
Servicer Advances	$-

Total Collections	$24,482,431.34

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	23
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$24,482,431.34
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,482,431.34

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$457,772.51	$-	$457,772.51	457,772.51
Collection Account Interest					$6,843.79
Late Fees & Other Charges					$49,307.08
Total due to Servicer					$513,923.38

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$336,884.10		$336,884.10
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$430,025.43		$430,025.43	430,025.43

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$23,433,393.53

7. Regular Principal Distribution Amount:					22,761,828.49

		Distributable Amount	Paid Amount
	Class A-1 Notes		$-
	Class A-2-A Notes		$-
	Class A-2-B Notes		$-
	Class A-3 Notes		$22,761,828.49
	Class A-4 Notes		$-
	Class A Notes Total:	$22,761,828.49	$22,761,828.49
	Class B Notes Total:	$-	$-
	Class C Notes Total:	$-	$-
	Total Noteholders Principal	$22,761,828.49	$22,761,828.49

8.	Required Deposit to Reserve Account			0.00

9.	Trustee Expenses			0.00

10.	Remaining Available Collections Released to Certificateholder			671,565.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,541,510.29
Beginning Period Amount	$14,541,510.29
Current Period Amortization	$751,465.79
Ending Period Required Amount	$13,790,044.50
Ending Period Amount	$13,790,044.50
Next Distribution Date Required Amount	$13,059,405.05

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2017
Distribution Date	03/15/17
Transaction Month	23
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	7.62%	7.96%	7.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.87%	42,951	98.46%	$517,715,850.09
30 - 60 Days	0.84%	367	1.13%	$5,962,564.87
61 - 90 Days	0.23%	98	0.33%	$1,729,750.90
91-120 Days	0.06%	26	0.08%	$405,548.14
121 + Days	0.00%	0	0.00%	$-
Total		43,442		$525,813,714.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.13%	491	1.54%	$8,097,863.91
1st Preceding Collection Period	1.42%	629	1.97%	$10,827,411.75
2nd Preceding Collection Period	1.42%	640	1.94%	$11,169,316.60
3rd Preceding Collection Period	1.37%	627	1.87%	$11,243,184.23
Four-Month Average	1.33%		1.83%

Repossession in Current Period		37		$554,807.40
Repossession Inventory		97		$512,478.47

Current Charge-Offs
Gross Principal of Charge-Offs				$1,110,661.58
Recoveries				$(657,531.65)
Net Loss				$453,129.93

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.99%

Average Pool Balance for Current Period				$537,570,361.14

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.01%
1st Preceding Collection Period				1.89%
2nd Preceding Collection Period				1.16%
3rd Preceding Collection Period				1.28%
Four-Month Average				1.34%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	78	1,732	$27,575,065.43
Recoveries	81	1,465	$(13,733,236.00)
Net Loss			$13,841,829.43
Cumulative Net Loss as a % of Initial Pool Balance			1.12%

Net Loss for Receivables that have experienced a Net Loss *	65	1,388	$13,854,922.84
Average Net Loss for Receivables that have experienced a Net Loss			$9,981.93

Principal Balance of Extensions			$1,976,561.25
Number of Extensions			112

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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